Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Apr. 30, 2024	Apr. 30, 2023
Current assets
Cash	$ 3,459	$ 8,280
Amounts receivable, net	3,790	3,247
Tax receivable	414	536
Inventory	2,139	2,060
Unbilled revenue	277	632
Prepaid expenses	1,408	2,037
Total current assets	11,487	16,792
Restricted cash	86	86
Deposit on equipment	475	332
Investment at fair value through profit and loss	0	115
Property and equipment	16,696	10,392
Intangible assets	23,557	30,925
Goodwill	7,687	19,171
Total assets	59,988	77,813
Current liabilities
Accounts payable and accrued liabilities	4,372	3,386
Deferred revenue	1,352	977
Tax payable	553	2
Leases	1,563	1,116
Deferred acquisition payments	284	439
Current liabilities	8,124	5,920
Leases	12,118	6,151
Deferred acquisition payments	0	278
Deferred income tax liability	5,825	7,661
Total liabilities	26,067	20,010
SHAREHOLDERS' EQUITY
Share capital	119,773	117,470
Contributed surplus	12,388	10,796
Accumulated other comprehensive income (loss)	2,025	2,625
Accumulated deficit	(100,265)	(73,088)
Equity	33,921	57,803
Total liabilities and shareholders' equity	$ 59,988	$ 77,813